UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09869

Franklin Floating Rate Master Trust

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA  94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: _650 312-2000

Date of fiscal year end: _7/31

Date of reporting period:  4/30/14

Item 1. Schedule of Investments.

Franklin Floating Rate Master Trust

Statement of Investments, April 30, 2014 (unaudited)

				% of Net
Franklin Floating Rate Master Series	Country	Principal Amount*	Value	Assets
Corporate Bonds (Cost $513,120)
Broadcasting
Clear Channel Communications Inc., senior secured note, first lien, 9.00%,
12/15/19	United States	545,000	$583,150	0.03
[a]Senior Floating Rate Interests
Aerospace & Defense
AWAS Finance Luxembourg 2012 SA, Term Loan, 3.50%, 7/16/18	Luxembourg	1,114,520	1,117,307	0.05
AWAS Finance Luxembourg SA, Loans, 3.50%, 6/10/16	Ireland	2,923,870	2,931,179	0.13
CAMP International Holding Co.,
2013 Replacement Term Loan, 4.75%, 5/31/19	United States	9,276,569	9,322,952	0.42
Second Lien 2013 Replacement Term Loan, 8.25%, 11/30/19	United States	3,298,364	3,380,823	0.15
Delos Finance S.A.R.L. (ILFC), Loans, 3.50%, 3/06/21	United States	5,500,000	5,490,831	0.25
Doncasters U.S. Finance LLC,
Second Lien Term Loan, 9.50%, 10/09/20	United States	3,337,931	3,354,621	0.15
[b]Term B Loans, 4.50%, 4/09/20	United States	9,000,000	9,037,503	0.40
Erickson Inc., Purchase Price Notes, 6.00%, 11/02/20	United States	270,074	260,789	0.01
Fly Funding II S.A.R.L., Loans, 4.50%, 8/09/19	Luxembourg	8,503,125	8,540,326	0.38
TransDigm Inc., Tranche C Term Loan, 3.75%, 2/28/20	United States	21,897,984	21,820,991	0.97
			65,257,322	2.91
Agricultural Products
Allflex Holdings III Inc.,
Initial Term Loan, 4.25%, 7/17/20	United States	1,373,100	1,375,675	0.06
Second Lien Initial Term Loan, 8.00%, 7/17/21	United States	2,020,333	2,043,904	0.09
			3,419,579	0.15
Airlines
Air Canada, Term Loan, 5.50%, 9/26/19	Canada	5,958,182	6,073,622	0.27
American Airlines Inc., Class B Term Loan, 3.75%, 6/27/19	United States	17,166,569	17,150,484	0.77
Delta Air Lines Inc.,
Term Loan B, 3.50%, 4/20/17	United States	5,700,279	5,689,562	0.25
Term Loan B-1, 3.50%, 10/18/18	United States	1,392,375	1,388,894	0.06
Flying Fortress Inc. (ILFC), New Loan, 3.50%, 6/30/17	United States	6,858,333	6,864,766	0.31
			37,167,328	1.66
Aluminum
Novelis Inc., Term Loan, 3.75%, 3/10/17	Canada	3,554,162	3,551,940	0.16
Apparel Retail
J. Crew Group Inc., Initial Loans, 4.00%, 3/05/21	United States	6,180,000	6,155,280	0.27
[b]The Men's Wearhouse Inc., Term Loan B, 5.75%, 4/15/21	United States	13,230,000	13,211,809	0.59
			19,367,089	0.86
Application Software
CCC Information Services Inc., Term Loan, 4.00%, 12/20/19	United States	4,355,890	4,345,871	0.19
Auto Parts & Equipment
Affinia Group Inc., Tranche B-2 Term Loan, 4.75%, 4/25/20	United States	10,318,204	10,324,653	0.46
ASP HHI Acquisition Co. Inc., Refinancing Term Loan, 5.00%, 10/05/18	United States	2,771,853	2,778,783	0.12
August LuxUK Holding Co.,
Lux Second Lien, 10.50%, 4/27/19	Luxembourg	880,331	900,138	0.04
Lux Term B-1 Loan, 5.00%, 4/27/18	Luxembourg	2,472,790	2,485,154	0.11
August U.S. Holding Co. Inc.,
U.S. Second Lien, 10.50%, 4/27/19	United States	288,250	294,736	0.01
U.S. Term B-1 Loan, 5.00%, 4/27/18	United States	3,164,626	3,180,449	0.14
[b]CS Intermediate HoldCo 2 LLC, Term Loans, 5.25%, 4/04/21	United States	4,560,000	4,557,150	0.20
[b]Federal-Mogul Holdings Corp., Term Loan C, 6.00%, 4/15/21	United States	13,900,000	13,813,125	0.62
FRAM Group Holdings Inc. (Autoparts Holdings),
Second Lien Term Loan, 10.50%, 1/29/18	United States	283,333	270,583	0.01
Term Loan, 6.50%, 7/29/17	United States	4,043,137	4,046,505	0.18
Key Safety Systems Inc., Initial Term Loan, 4.75%, 5/10/18	United States	1,080,063	1,084,564	0.05
Metaldyne LLC, USD Term Loan, 4.25%, 12/18/18	United States	3,702,230	3,714,262	0.17
TI Group Automotive Systems LLC, Term Loan, 5.50%, 3/28/19	United States	7,709,555	7,755,334	0.35
Tower Automotive Holdings USA LLC, Initial Term Loan, 4.00%, 4/23/20	United States	11,613,019	11,591,245	0.52

Quarterly Statement of Investments | See Notes to Statement of Investments.

Franklin Floating Rate Master Trust

Statement of Investments, April 30, 2014 (unaudited) (continued)
UCI International Inc., Term Loan, 5.50%, 7/26/17	United States	3,680,977	3,697,081	0.16
Veyance Technologies Inc. (Goodyear), Term Loan, 5.25%, 9/08/17	United States	4,061,481	4,070,339	0.18
			74,564,101	3.32
Automobile Manufacturers
Chrysler Group LLC, Tranche B Term Loan, 3.50%, 5/24/17	United States	6,728,089	6,728,089	0.30
Biotechnology
Alkermes Inc., 2019 Term Loan, 3.50%, 9/25/19	Ireland	2,863,659	2,861,274	0.13
Broadcasting
Clear Channel Communications Inc.,
Tranche B Term Loan, 3.80%, 1/29/16	United States	2,250,092	2,233,522	0.10
Tranche C Term Loan, 3.80%, 1/29/16	United States	34,787	34,439	0.00	†
Tranche D Term Loan, 6.90%, 1/30/19	United States	16,101,320	15,992,636	0.71
[b]Tranche E Term Loan, 7.65%, 7/30/19	United States	13,228,609	13,268,109	0.59
Cumulus Media Holdings Inc., Term Loans, 4.25%, 12/23/20	United States	17,259,251	17,259,251	0.77
Entercom Radio LLC, Term Loan B-2, 4.00% - 5.25%, 11/23/18	United States	1,571,886	1,574,343	0.07
Grande Communications Networks LLC, Initial Term Loan, 4.50%, 5/31/20	United States	3,473,750	3,475,921	0.16
Gray Television Inc., Initial Term Loan, 4.50%, 10/12/19	United States	3,411,996	3,423,727	0.15
LIN Television Corp., Tranche B Term Loan, 4.00%, 12/21/18	United States	1,300,106	1,304,771	0.06
[b]Media General Inc., Term B Loan, 4.25%, 7/31/20	United States	11,218,079	11,256,569	0.50
Mission Broadcasting Inc., Term B-2 Loan, 3.75%, 10/01/20	United States	1,849,685	1,847,358	0.08
Nexstar Broadcasting Inc., Term B-2 Loan, 3.75%, 10/01/20	United States	2,097,572	2,094,933	0.09
Radio One Inc., Term Loan, 7.50%, 3/31/16	United States	11,487,869	11,674,547	0.52
Raycom TV Broadcasting LLC, Tranche B Term Loan, 4.25%, 5/31/17	United States	7,916,298	7,953,410	0.36
Univision Communications Inc.,
First-Lien Term Loan, Add-on, 4.00%, 3/01/20	United States	9,358,760	9,319,490	0.42
Replacement First-Lien Term Loan, 4.00%, 3/01/20	United States	8,314,646	8,284,206	0.37
			110,997,232	4.95
Building Products
Air Distribution Technologies (Tomkins Air Distr.), First Lien Initial Term Loan,	United States	3,970,702	3,978,973	0.18
4.25%, 11/09/18
Air Distribution Technologies (Tomkins Air Distribution), Second Lien Initial Loan,	United States	2,733,920	2,771,511	0.12
9.25%, 5/09/20
NCI Building Systems Inc., Tranche B Term Loan, 4.25%, 6/24/19	United States	2,371,994	2,371,994	0.10
Quikrete Holdings Inc.,
First Lien Initial Loan, 4.00%, 9/26/20	United States	9,865,646	9,873,045	0.44
Second Lien Initial Loan, 7.00%, 3/26/21	United States	820,000	841,525	0.04
			19,837,048	0.88
Cable & Satellite
Cequel Communications LLC, Term Loan, 3.50%, 2/14/19	United States	9,121,171	9,097,802	0.41
Midcontinent Communications, Term B Loan, 3.50% - 5.00%, 7/30/20	United States	5,177,665	5,173,352	0.23
TWCC Holding Corp., Second Lien Term Loan, 7.00%, 6/26/20	United States	6,363,018	6,344,457	0.28
Virgin Media Bristol LLC, B Facility, 3.50%, 6/07/20	United States	6,380,000	6,334,996	0.28
			26,950,607	1.20
Casinos & Gaming
Affinity Gaming LLC, Initial Term Loan, 4.25%, 11/09/17	United States	4,173,555	4,152,687	0.18
[b]Boyd Gaming Corp., Term B Loan, 4.00%, 8/14/20	United States	9,024,877	9,030,517	0.40
Caesars Entertainment Operating Co. Inc.,
Term Loan B-4, 9.50%, 10/31/16	United States	6,306,092	6,253,543	0.28
Term Loan B-6, 5.402%, 1/28/18	United States	6,247,583	5,840,515	0.26
Caesars Entertainment Resort Properties LLC, Term B Loans, 7.00%, 10/11/20	United States	17,185,225	17,241,318	0.77
Cannery Casino Resorts LLC, Term Loan, 6.00%, 10/02/18	United States	10,573,572	10,392,944	0.46
CCM Merger Inc. (MotorCity Casino), Term Loan, 5.00%, 3/01/17	United States	2,917,094	2,918,310	0.13
CityCenter Holdings LLC, Term B Loan, 5.00%, 10/16/20	United States	9,615,900	9,677,499	0.43
MGM Resorts International, Term B Loan, 3.50%, 12/20/19	United States	3,184,947	3,170,020	0.14
Pinnacle Entertainment Inc., Tranche B-2 Term Loan, 3.75%, 8/13/20	United States	3,504,674	3,500,293	0.16
ROC Finance LLC, Funded Term B Loans, 5.00%, 4/08/19	United States	9,262,166	8,978,512	0.40
Scientific Games International Inc., Term Loan B, 4.25%, 10/18/20	United States	13,167,000	13,143,958	0.59
Tropicana Entertainment Inc., Term Loans, 4.00%, 11/27/20	United States	5,128,009	5,140,829	0.23
			99,440,945	4.43
Coal & Consumable Fuels
Bowie Resource Holdings LLC, Initial Term Loan, 6.75%, 8/16/20	United States	2,322,129	2,348,253	0.10
[b]Foresight Energy LLC, Term Loans, 5.50%, 8/23/20	United States	11,979,825	12,082,157	0.54

Franklin Floating Rate Master Trust

Statement of Investments, April 30, 2014 (unaudited) (continued)

Peabody Energy Corp., Term Loan, 4.25%, 9/24/20	United States	15,596,555	15,612,806	0.70
			30,043,216	1.34
Commodity Chemicals
AI Chem & CY U.S. Acquico Inc.,
Second Lien Term Loan, 9.25%, 4/03/20	United States	1,325,000	1,354,813	0.06
Tranche B-1 Term Loan, 4.50%, 10/03/19	Luxembourg	692,661	694,393	0.03
Tranche B-2 Term Loan, 4.50%, 10/03/19	Luxembourg	359,389	360,287	0.02
Cyanco Intermediate Corp., Initial Term Loan, 5.50%, 5/01/20	United States	7,649,586	7,668,710	0.34
Tronox Pigments (Netherlands) BV,
Term Loan, 4.00%, 3/19/20	Netherlands	11,781,008	11,793,897	0.52
[b]Term Loan A, 3.25%, 2/21/20	Netherlands	198,883	199,007	0.01
			22,071,107	0.98
Communications Equipment
Alcatel-Lucent USA Inc., US Term Loan C (TLC), 4.50%, 1/30/19	United States	11,616,194	11,636,766	0.52
Avaya Inc., Term B-6 Loan, 6.50%, 3/31/18	United States	6,276,705	6,262,319	0.28
[b]Presidio Inc., Term Loan, 6.25%, 3/31/17	United States	960,000	966,000	0.04
Telesat Canada/Telesat LLC, U.S. Term B-2 Loan, 3.50%, 3/28/19	Canada	3,964,020	3,957,206	0.18
			22,822,291	1.02
Computer & Electronics Retail
Sungard Availability Services Capital Inc., Tranche B Term Loan, 6.00%, 3/31/19	United States	12,830,000	12,765,850	0.57
Construction & Heavy Trucks
Allison Transmission Inc., Term B-3 Loans, 3.75%, 8/23/19	United States	10,505,354	10,489,595	0.47
Terex Corp., Term Loan, 3.50%, 4/28/17	United States	3,060,970	3,075,320	0.13
			13,564,915	0.60
Consumer Finance
Realogy Group LLC, Initial Term B Loan, 3.75%, 3/10/20	United States	11,938,306	11,923,383	0.53
Containers & Packaging
[b]Prescrix Inc.,
1st Lien Term B-1 Facility, 5.50%, 4/30/21	United States	1,000,000	999,375	0.04
2nd Lien Term Loan, 9.25%, 4/30/22	United States	1,249,730	1,251,683	0.06
			2,251,058	0.10
Data Processing & Outsourced Services
MoneyGram International Inc., Term Loan, 4.25%, 3/28/20	United States	18,080,834	17,696,616	0.79
Safenet Inc.,
First Lien Initial Term Loan, 5.50%, 2/24/20	United States	4,400,000	4,422,000	0.20
Second Lien Initial Term Loan, 8.50%, 3/05/21	United States	2,940,000	2,954,700	0.13
SunGard Data Systems Inc., Tranche E Term Loan, 4.00%, 3/08/20	United States	2,851,825	2,857,885	0.13
Worldpay U.S. Inc.,
Additional Term Facility, 4.50%, 11/30/19	United States	1,611,900	1,619,960	0.07
Facility B2A-II Loan, 5.25%, 11/30/19	United States	1,800,000	1,817,438	0.08
Facility C2 Loan, 4.75%, 11/30/19	United States	2,400,000	2,423,251	0.11
			33,791,850	1.51
Department Stores
Hudson's Bay Co., First Lien Initial Term Loan, 4.75%, 11/04/20	Canada	5,839,227	5,891,231	0.26
[b]Sears Roebuck Acceptance Corp., Term Loan, 5.50%, 6/30/18	United States	5,587,185	5,638,548	0.25
			11,529,779	0.51
Distributors
American Builders & Contractors Supply Co. Inc., Term B Loans, 3.50%, 4/16/20	United States	8,029,650	7,996,190	0.36
Diversified Chemicals
Arysta Lifescience SPC LLC,
Initial Term Loan, 4.50%, 5/29/20	United States	9,084,513	9,084,441	0.41
Second Lien Initial Term Loan, 8.25%, 11/30/20	United States	13,862,063	14,165,296	0.63
Ineos U.S. Finance LLC, Dollar Term Loan, 3.75%, 5/04/18	United States	10,015,121	9,937,323	0.44
OCI Beaumont LLC, Term B-3 Loan, 5.00%, 8/20/19	United States	7,720,254	7,807,107	0.35
OXEA GmbH,
First Lien Tranche B-2 Term Loan, 4.25%, 1/15/20	Luxembourg	2,666,600	2,669,933	0.12

Franklin Floating Rate Master Trust

Statement of Investments, April 30, 2014 (unaudited) (continued)

Second Lien Term Loan, 8.25%, 7/15/20	Luxembourg	11,320,000	11,532,250	0.51
			55,196,350	2.46
Diversified Metals & Mining
[b]Atkore International Inc.,
Initial Term Loan, 5.75%, 4/09/21	United States	3,920,000	3,916,735	0.18
Second Lien Initial Term Loan, 9.00%, 10/09/21	United States	2,752,500	2,764,542	0.12
[b]FMG America Finance Inc. (Fortescue Metals Group), Loans, 4.25%, 6/30/19	United States	26,541,079	26,559,737	1.18
			33,241,014	1.48
Diversified Support Services
Acosta Inc., Term Loan B, 4.25% - 5.50%, 3/01/18	United States	4,523,000	4,543,729	0.20
AlixPartners LLP,
2014 Jan Replacement Term B2 Loans, 4.00%, 7/10/20	United States	8,077,750	8,076,304	0.36
[b]Second Lien 2013 Recapitalization Term Loan, 9.00%, 7/10/21	United States	4,039,650	4,134,331	0.18
Brock Holdings III Inc., Tranche B Term Loan, 6.00%, 3/16/17	United States	1,602,171	1,606,845	0.07
Interactive Data Corp.,
Term B Loan, 3.75%, 2/11/18	United States	4,429,010	4,428,088	0.20
Term Loan, 6.00%, 5/02/21	United States	3,070,990	3,073,389	0.14
Pacific Industrial Services US Finco LLC (Spotless),
[b]First Lien Term B Loan, 5.00%, 10/02/18	United States	11,086,586	11,151,254	0.50
Second Lien Initial Term Loan, 8.75%, 4/02/19	United States	5,427,393	5,566,470	0.25
			42,580,410	1.90
Drug Retail
Rite Aid Corp.,
Tranche 1 Term Loan, 5.75%, 8/21/20	United States	678,070	693,835	0.03
Tranche 2 Term Loan, 4.875%, 6/21/21	United States	1,900,000	1,924,542	0.08
Rite AID Corp., Tranche 7 Term Loan, 3.50%, 2/21/20	United States	4,397,908	4,395,617	0.20
			7,013,994	0.31
Education Services
Bright Horizons Family Solutions LLC, Term B Loan, 4.00% - 5.25%, 1/30/20	United States	7,012,108	7,016,491	0.31
Laureate Education Inc., New Series 2018 Ext. Term Loan, 5.00%, 6/16/18	United States	5,291,847	5,230,662	0.24
			12,247,153	0.55
Electric Utilities
Alinta Energy Finance Pty. Ltd., Term B Loans, 6.375%, 8/13/19	Australia	10,291,100	10,458,331	0.47
Electrical Components & Equipment
Wesco Distribution Inc., Tranche B-1 Loan, 3.75%, 12/12/19	United States	4,501,962	4,501,935	0.20
Electronic Equipment & Instruments
Oberthur Technologies of America Corp., Tranche B-2 Term Loan, 4.50%,	United States	518,700	521,125	0.02
10/18/19
Environmental & Facilities Services
ADS Waste Holdings Inc., Tranche B-2 Term Loan, 3.75%, 10/09/19	United States	12,189,141	12,114,227	0.54
Food Distributors
AdvancePierre Foods Inc.,
Loans, 5.75%, 7/10/17	United States	3,534,720	3,542,454	0.16
Second Lien Term Loan, 9.50%, 10/10/17	United States	4,842,000	4,708,845	0.21
U.S. Foods Inc., Term Loan, 4.50%, 3/31/19	United States	7,940,000	7,960,676	0.35
			16,211,975	0.72
Food Retail
Pantry Inc., Term Loan, 4.75%, 8/03/19	United States	2,309,937	2,324,316	0.10
Forest Products
Appvion Inc., Term Loan, 5.75%, 6/28/19	United States	7,349,475	7,421,441	0.33
Caraustar Industries Inc., Initial Term Loan, 7.50%, 5/01/19	United States	9,063,730	9,208,187	0.41
			16,629,628	0.74
Health Care Equipment
Biomet Inc., Dollar Term B-2 Loan, 3.650% - 3.733%, 7/25/17	United States	7,452,510	7,473,139	0.33
Carestream Health Inc.,
Second Lien Loan, 9.50%, 12/07/19	United States	4,960,480	5,072,090	0.23
[b]Term Loan, 5.00%, 6/07/19	United States	8,121,322	8,153,466	0.36

Franklin Floating Rate Master Trust

Statement of Investments, April 30, 2014 (unaudited) (continued)

Kinetic Concepts Inc., Dollar Term E-1 Loan, 4.00%, 5/04/18	United States	5,881,167	5,889,571	0.26
			26,588,266	1.18
Health Care Facilities
Community Health Systems Inc.,
2017 Term E Loan, 3.447% - 3.483%, 1/25/17	United States	2,405,864	2,410,806	0.11
2021 Term D Loan, 4.25%, 1/27/21	United States	23,788,874	23,892,856	1.06
Iasis Healthcare LLC, Term B-2 Loan, 4.50%, 5/03/18	United States	10,106,841	10,123,264	0.45
United Surgical Partners International Inc.,
Extended Term Loan, 4.25%, 4/03/17	United States	1,468,385	1,469,743	0.06
New Tranche B Term Loan, 4.75%, 4/03/19	United States	1,933,404	1,946,294	0.09
			39,842,963	1.77
Health Care Services
DaVita HealthCare Partners Inc.,
Tranche B Term Loan, 4.50%, 10/20/16	United States	832,785	835,695	0.04
Tranche B-2 Term Loan, 4.00%, 8/24/19	United States	17,290,563	17,359,915	0.77
[b]Dialysis Newco Inc.,
2nd Lien Term Loan B, 9.00%, 10/22/21	United States	1,420,000	1,423,550	0.06
Term Loan B, 6.00%, 4/23/21	United States	2,410,000	2,413,013	0.11
Envision Healthcare Corp. (Emergency Medical), Initial Term Loan, 4.00%,	United States	5,811,633	5,815,265	0.26
5/25/18
[b]Millennium Laboratories LLC, Tranche B Term Loan, 6.50%, 4/16/21	United States	33,310,000	33,174,462	1.48
National Mentor Holdings Inc., Initial Tranche B Term Loan, 4.75%, 1/31/21	United States	6,280,000	6,299,625	0.28
Surgery Centers Holdings Inc.,
[b]First Lien Term Loan, 6.00%, 4/11/19	United States	4,640,882	4,664,086	0.21
Incremental Second Lien Term Loan, 9.75%, 4/10/20	United States	1,280,000	1,278,001	0.05
U.S. Renal Care Inc.,
[b]Tranche B-2 Term Loan, 4.25%, 7/03/19	United States	16,818,090	16,839,112	0.75
Incremental Tranche B-1 Term Loan (Second), 9.75%, 1/03/20	United States	628,571	636,822	0.03
			90,739,546	4.04
Health Care Supplies
Alere Inc., B Term Loan, 4.25%, 6/30/17	United States	3,958,047	3,961,015	0.18
Health Care Technology
IMS Health Inc., Term B Dollar Loans, 3.50% - 3.75%, 3/10/21	United States	4,738,683	4,721,652	0.21
Truven Health Analytics Inc., New Tranche B Term Loan, 4.50%, 6/06/19	United States	4,173,068	4,149,594	0.19
			8,871,246	0.40
Home Improvement Retail
[b]Harbor Freight Tools USA Inc., Loans, 4.75%, 7/26/19	United States	11,346,348	11,400,187	0.51
Hotels, Resorts & Cruise Lines
Diamond Resorts Corp., Term Loans, 6.75%, 5/09/21	United States	3,970,000	3,977,444	0.18
Four Seasons Holdings Inc., Second Lien Term Loan, 6.25%, 12/27/20	Canada	930,000	946,275	0.04
Hilton Worldwide Finance LLC, Initial Term Loan, 3.50%, 10/25/20	United States	10,296,484	10,275,746	0.46
La Quinta Intermediate Holdings LLC, Initial Term Loans, 4.00%, 4/14/21	United States	16,500,000	16,458,750	0.73
Station Casinos LLC, B Term Loan, 4.25%, 3/01/20	United States	6,433,689	6,435,702	0.29
			38,093,917	1.70
Household Products
Apex Tool Group LLC, Term Loan, 4.50%, 2/01/20	United States	7,294,661	7,233,437	0.32
Sun Products Corp., Tranche B Term Loan, 5.50% - 6.50%, 3/23/20	United States	21,067,775	20,356,737	0.91
			27,590,174	1.23
Human Resource & Employment Services
Altegrity Inc.,
Tranche B Term Loan, 5.00%, 2/21/15	United States	8,314,505	8,145,621	0.36
Tranche D Term Loan, 7.75%, 2/21/15	United States	13,422,269	13,209,754	0.59
			21,355,375	0.95
Independent Power Producers & Energy Traders
The AES Corp., 2013 Other Term Loan, 3.75%, 6/01/18	United States	2,962,500	2,969,213	0.13
Calpine Corp.,
Term Loan, 4.00%, 4/01/18	United States	3,528,716	3,537,538	0.16
[b]Term Loan B4, 4.00%, 10/31/20	United States	7,248,174	7,266,939	0.33
Term Loans, 4.00%, 10/09/19	United States	522,050	523,396	0.02

Franklin Floating Rate Master Trust

Statement of Investments, April 30, 2014 (unaudited) (continued)

[c]Dynegy Inc., Initial Tranche B-2 Term Loan, 4.00%, 4/23/20	United States	1,830,884	1,830,223	0.08
			16,127,309	0.72
Industrial Conglomerates
Mirion Technologies Inc., Term Loan, 5.75%, 3/30/18	United States	1,926,128	1,933,351	0.09
[b]Schaeffler AG, Facility C-USD, 4.25%, 1/27/17	Germany	10,576,190	10,615,809	0.47
Unifrax I LLC, New Term Dollar Loans, 4.25%, 11/28/18	United States	1,382,533	1,380,805	0.06
			13,929,965	0.62
Industrial Machinery
Douglas Dynamics LLC, Term Loan, 5.75%, 4/18/18	United States	1,504,901	1,498,280	0.07
Generac Power Systems Inc., Term Loans, 3.25%, 5/31/20	United States	1,815,326	1,810,221	0.08
Husky Injection Molding Systems Ltd., Term Loan, 4.25%, 6/30/18	Canada	4,234,685	4,249,244	0.19
Milacron LLC,
Term B Loan, 4.00%, 3/28/20	United States	7,252,724	7,270,856	0.32
[b]Term Loan B, 5.25%, 3/28/20	United States	3,247,276	3,255,394	0.15
[b]Navistar Inc., Tranche B Term Loan, 5.75%, 8/17/17	United States	6,566,691	6,662,453	0.30
RBS Global Inc. (Rexnord), Term B Loan, 4.00%, 8/21/20	United States	8,278,400	8,263,739	0.37
Sensus USA Inc.,
First Lien Term Loan, 4.75%, 5/09/17	United States	5,225,750	5,227,929	0.23
Second Lien Term Loan, 8.50%, 5/09/18	United States	4,029,954	4,052,623	0.18
[b]Signode Industrial Group U.S. Inc., Term Loan B, 5.25%, 5/01/21	United States	6,360,000	6,345,092	0.28
Spin Holdco Inc. (Coinmach), Initial Term Loan, 4.25%, 11/14/19	United States	6,850,631	6,841,211	0.30
WireCo Worldgroup Inc., Term Loan, 6.00%, 2/15/17	United States	1,783,631	1,798,123	0.08
			57,275,165	2.55
Insurance Brokers
[b]HUB International Ltd., Initial Term Loan, 4.25%, 10/02/20	United States	10,444,828	10,440,911	0.47
Integrated Telecommunication Services
Genesys Telecom Holdings U.S. Inc., Dollar Term Loan, 4.00%, 2/08/20	United States	4,500,385	4,506,010	0.20
Integra Telecom Holdings Inc.,
First Lien Term Loan, 5.25%, 2/22/19	United States	1,989,900	2,001,342	0.09
Second Lien Initial Loan, 9.75%, 2/24/20	United States	3,546,547	3,635,211	0.16
Intelsat Jackson Holdings SA, Tranche B-2 Term Loan, 3.75%, 6/30/19	Luxembourg	4,591,918	4,596,703	0.20
LTS Buyer LLC,
First Lien Term B Loan, 4.00%, 4/11/20	United States	4,108,950	4,103,814	0.18
[b]Second Lien Initial Loan, 8.00%, 4/11/21	United States	2,407,490	2,445,608	0.11
Zayo Group LLC, Term Loan, 4.00%, 7/02/19	United States	13,138,272	13,127,328	0.59
			34,416,016	1.53
Internet Software & Services
BMC Software Finance Inc., Initial U.S. Term Loans, 5.00%, 9/10/20	United States	25,595,850	25,587,864	1.14
Web.com Group Inc., First Lien Term Loan, 4.50%, 10/27/17	United States	9,516,664	9,595,966	0.43
			35,183,830	1.57
Investment Banking & Brokerage
Guggenheim Partners Investment Management Holdings LLC, Initial Term Loan,	United States	8,048,914	8,083,121	0.36
4.25%, 7/22/20
IT Consulting & Other Services
Genpact International Inc., Domestic Term B-1 Loan, 3.50%, 8/30/19	United States	2,947,725	2,946,251	0.13
Leisure Facilities
24 Hour Fitness Worldwide Inc., New Tranche B Term Loan, 5.00%, 4/22/16	United States	3,211,140	3,228,802	0.14
[b]ClubCorp Club Operations Inc., Term B Loans, 4.00%, 7/24/20	United States	10,039,815	10,027,266	0.45
[b]Planet Fitness Holdings LLC, Term Loan, 6.00%, 3/31/21	United States	5,750,000	5,757,187	0.26
Seven Seas Cruises S. De R.L. & SSC Finance Corp., Term B-2 Loan, 3.75%,	Panama	4,489,768	4,478,543	0.20
12/21/18
Six Flags Theme Parks Inc., Tranche B Term Loan, 3.50% - 5.00%, 12/20/18	United States	935,900	938,971	0.04
Town Sports International LLC, Initial Term Loan, 4.50%, 11/15/20	United States	8,181,107	7,956,127	0.35
			32,386,896	1.44
Life & Health Insurance
CNO Financial Group Inc. (fka Conseco), Tranche B-2 Term Loan, 3.75%,	United States	2,722,625	2,732,766	0.12
9/28/18
Life Sciences Tools & Services
Pharmaceutical Product Development LLC, Term Loan, 4.00%, 12/05/18	United States	4,921,427	4,920,197	0.22

Franklin Floating Rate Master Trust

Statement of Investments, April 30, 2014 (unaudited) (continued)

Quintiles Transnational Corp., Term B-3 Loan, 3.75%, 6/08/18	United States	10,300,000	10,294,799	0.46
			15,214,996	0.68
Marine
[b]Navios Maritime Partners LP, Initial Term Loan, 5.25%, 6/27/18	Marshall Islands	10,961,426	11,125,847	0.50
Metal & Glass Containers
BWAY Holding Co., Initial Term Loan, 4.50%, 8/06/17	United States	2,501,592	2,513,710	0.11
Movies & Entertainment
AMC Entertainment Inc., Initial Term Loan, 3.50%, 4/30/20	United States	2,950,200	2,946,512	0.13
Aufinco Pty. Ltd. and U.S. Finco LLC,
Second Lien Initial Term Loan, 8.25%, 11/30/20	Australia	1,600,000	1,640,000	0.07
Term B Loan, 4.00%, 5/30/20	Australia	5,707,956	5,699,040	0.25
Delta 2 (Lux) S.A.R.L. (Formula One), New Facility B (USD), 4.50%, 4/30/19	Luxembourg	11,717,744	11,798,304	0.53
IMG Worldwide Inc., Tranche B Term Loan, 6.50%, 6/16/16	United States	2,361,117	2,368,496	0.11
[b]William Morris Endeavor Entertainment LLC,
Term Loans First Lien, 6.50%, 3/21/21	United States	24,700,000	24,687,650	1.10
Term Loans Second Lien, 9.50%, 3/21/22	United States	9,197,222	9,286,325	0.41
Zuffa LLC, Initial Term Loan, 3.75%, 2/25/20	United States	5,718,711	5,700,840	0.26
			64,127,167	2.86
Oil & Gas Drilling
Drillships Financing Holding Inc., Tranche B-1 Term Loan, 6.00%, 3/31/21	Marshall Islands	11,188,068	11,348,897	0.51
Offshore Group Investment Ltd. (Vantage Delaware), Loans, 5.75%, 3/28/19	United States	4,722,300	4,732,137	0.21
Pacific Drilling SA, Term Loan, 4.50%, 6/03/18	Luxembourg	4,724,300	4,731,684	0.21
			20,812,718	0.93
Oil & Gas Equipment & Services
McJunkin Red Man Corp., 2013 Term Loan, 4.75%, 11/11/19	United States	10,215,592	10,301,791	0.46
Oil & Gas Exploration & Production
Fieldwood Energy LLC, Second Lien Closing Date Loans, 8.375%, 9/30/20	United States	3,347,833	3,461,659	0.15
Quicksilver Resources Inc., Second Lien Loans, 7.00%, 6/21/19	United States	3,510,000	3,510,000	0.16
Samson Investment Co., Second Lien Tranche I Term Loan, 5.00%, 9/25/18	United States	9,960,000	9,981,793	0.44
Utex Industries Inc.,
First Lien Term Loan, 4.50%, 4/10/20	United States	4,865,178	4,875,312	0.22
Second Lien Term Loan, 8.75%, 4/10/21	United States	3,000,000	3,030,000	0.14
			24,858,764	1.11
Oil & Gas Storage & Transportation
Ruby Western Pipeline Holdings LLC, Loans, 3.50%, 3/27/20	United States	97,322	97,291	0.00	†
Tallgrass Operations LLC, Term Loan, 4.25%, 11/13/18	United States	2,241,250	2,259,059	0.10
			2,356,350	0.10
Other Diversified Financial Services
Asurion LLC,
Incremental Tranche B-1 Term Loan, 5.00%, 5/24/19	United States	9,716,729	9,732,926	0.43
Incremental Tranche B-2 Term Loans, 4.25%, 7/08/20	United States	7,359,400	7,277,924	0.33
Second Lien Term Loan, 8.50%, 3/03/21	United States	1,820,000	1,866,259	0.08
			18,877,109	0.84
Packaged Foods & Meats
Big Heart Pet Brands (Del Monte Pet), Initial Term Loans, 3.50%, 2/24/20	United States	7,147,103	7,098,860	0.32
[b]CSM Bakery Supplies LLC, Term Loans, 4.75%, 7/03/20	United States	4,280,967	4,310,933	0.19
CSM Bakery Supplies LLC (U.S. Acquisition), Second Lien Term Loan, 8.50%,	United States	5,093,801	5,182,943	0.23
7/03/21
Dole Food Co. Inc., Tranche B Term Loan, 4.50% - 5.75%, 11/01/18	United States	3,683,191	3,685,032	0.16
JBS USA LLC,
Incremental Term Loan, 3.75%, 9/18/20	United States	2,945,200	2,940,137	0.13
Initial Term Loan, 3.75%, 5/25/18	United States	1,530,596	1,531,514	0.07
			24,749,419	1.10
Paper Packaging
Clondalkin Acquisition BV,
Other Term Loan, 4.50%, 5/29/20	Netherlands	10,328,716	10,328,716	0.46
Second Lien Term Loan, 10.00%, 11/30/20	Netherlands	2,024,960	2,035,085	0.09
[b]Exopack Holdings SA, USD Term Loan, 5.25%, 5/08/19	Luxembourg	17,219,055	17,412,769	0.78

Franklin Floating Rate Master Trust

Statement of Investments, April 30, 2014 (unaudited) (continued)

Reynolds Group Holdings Inc., U.S. Term Loan, 4.00%, 12/01/18	United States	13,729,356	13,756,169	0.61
			43,532,739	1.94
Personal Products
[b]FGI Operating Co. LLC (Freedom Group), Term B Loans, 5.50%, 4/19/19	United States	15,231,013	15,440,439	0.69
Otter Products LLC, Loans, 5.25%, 4/29/19	United States	10,314,742	10,319,043	0.46
Revlon Consumer Products Corp.,
Acquisition Term Loans, 4.00%, 10/09/19	United States	8,977,500	8,978,901	0.40
Non-Contributed Loan, 8.50%, 10/08/14	United States	1,300,000	1,313,000	0.06
			36,051,383	1.61
Pharmaceuticals
[b]Akorn Inc., Loans, 4.50%, 4/17/21	United States	10,284,885	10,316,943	0.46
Mallinckrodt International Finance SA and Mallinckrodt CB LLC, Initial Term B	United States	9,680,000	9,612,695	0.43
Loan, 3.50%, 3/19/21
Par Pharmaceutical Cos. Inc., Term B-2 Loan, 4.00%, 9/30/19	United States	10,112,962	10,088,731	0.45
Valeant Pharmaceuticals International Inc.,
Series C-2 Tranche B Term Loan, 3.75%, 12/11/19	Canada	2,751,248	2,749,284	0.12
Series D-2 Tranche B Term Loan, 3.75%, 2/13/19	Canada	7,664,931	7,660,141	0.34
Series E-1 Tranche B Term Loan, 3.75%, 8/05/20	Canada	3,370,253	3,373,296	0.15
			43,801,090	1.95
Publishing
[b]Cengage Learning Acquisitions Inc., Original Term Loans, 7.00%, 3/31/20	United States	18,670,000	18,957,051	0.84
Restaurants
Burger King Corp., Tranche B Term Loan, 3.75%, 9/28/19	United States	1,262,559	1,269,044	0.06
P.F. Chang's China Bistro Inc., Term Loan, 4.25%, 6/22/19	United States	3,142,514	3,146,442	0.14
			4,415,486	0.20
Retail REITs
Capital Automotive LP,
Second Lien Term Loan, 6.00%, 4/30/20	United States	1,645,000	1,682,699	0.08
Tranche B-1 Term Loan, 4.00%, 4/10/19	United States	941,409	942,781	0.04
			2,625,480	0.12
Semiconductors
[b]Avago Technologies Cayman Ltd, Term Loans, 5.25%, 5/06/21	Cayman Islands	19,080,000	19,147,085	0.85
Freescale Semiconductor Inc.,
Tranche B-4 Term Loan, 4.25%, 2/28/20	United States	6,982,500	6,982,500	0.31
Tranche B-5 Term Loan, 5.00%, 1/15/21	United States	9,925,723	9,969,148	0.45
			36,098,733	1.61
Specialized Consumer Services
Advantage Sales & Marketing Inc.,
2013 Term Loan, 4.25%, 12/18/17	United States	3,771,482	3,779,968	0.17
Second Lien 2013 Other Term Loan, 8.25%, 6/17/18	United States	1,890,000	1,904,175	0.08
Koosharem LLC, Term Loans, 8.75%, 5/25/20	United States	4,420,000	4,442,100	0.20
			10,126,243	0.45
Specialized Finance
Trans Union LLC, 2014 Replacement Term Loan, 4.00%, 4/09/21	United States	10,480,000	10,452,165	0.47
Specialty Chemicals
Axalta Coating Systems U.S. Holdings Inc., 2014 Specified Refinancing Term,	United States	16,923,860	16,901,538	0.75
4.00%, 2/01/20
CeramTec Acquisition Corp., Initial Dollar Term B-2 Loan, 4.25%, 8/30/20	United States	488,778	488,575	0.02
CeramTec GmbH, Dollar Term B-3 Loan, 4.25%, 8/30/20	Germany	1,509,851	1,509,221	0.07
Faenza Acquisition GmbH, Initial Dollar Term B-1 Loan, 4.25%, 8/30/20	Germany	4,934,376	4,932,318	0.22
MacDermid Holdings LLC, First Lien Tranche B Term Loan, 4.00%, 6/07/20	United States	8,012,308	7,996,283	0.36
Nexeo Solutions LLC,
Term B-2 Loan, 5.00%, 9/09/17	United States	1,753,300	1,752,204	0.08
Term B-3 Loan, 5.00%, 9/08/17	United States	2,324,175	2,324,175	0.10
OMNOVA Solutions Inc., Term B-1 Loan, 4.25%, 5/31/18	United States	821,166	824,245	0.04
Oxbow Carbon LLC,
First Lien Tranche B Term Loan, 4.25%, 7/19/19	United States	8,828,091	8,855,679	0.39
[b]Second Lien Initial Term Loan, 8.00%, 1/19/20	United States	6,589,020	6,733,154	0.30
Sonneborn LLC, Initial U.S. Term Loan, 6.50%, 3/30/18	United States	2,792,118	2,814,803	0.13
Sonneborn Refined Products BV, Initial BV Term Loan, 6.50%, 3/30/18	Netherlands	492,727	496,730	0.02
Tata Chemicals North America Inc., Term Loan, 3.75%, 8/09/20	United States	3,602,775	3,598,272	0.16

Franklin Floating Rate Master Trust

Statement of Investments, April 30, 2014 (unaudited) (continued)

Univar Inc., Term B Loan, 5.00%, 6/30/17	United States	9,300,709	9,297,389	0.41
			68,524,586	3.05
Specialty Stores
99 Cents Only Stores, Tranche B-2 Loan, 4.50%, 1/13/19	United States	6,823,077	6,846,535	0.30
Academy Ltd., Initial Term Loans, 4.50%, 8/03/18	United States	5,512,312	5,519,633	0.25
Bass Pro Group LLC, New Term Loan, 3.75%, 11/20/19	United States	6,168,371	6,176,020	0.28
BJ's Wholesale Club Inc.,
2013 (Nov) Replacement Loans, 4.50%, 9/26/19	United States	7,208,570	7,210,574	0.32
Second Lien 2013 (Nov) Replacment Loans, 9.75%, 3/26/20	United States	4,452,381	4,552,163	0.20
Evergreen AcqCo. 1 LP (Savers), Term Loan, 5.00%, 7/09/19	United States	2,955,000	2,964,849	0.13
Leslie's Poolmart Inc., Tranche B Term Loan, 4.25%, 10/16/19	United States	7,372,582	7,379,497	0.33
Michael's Stores Inc., Term B Loan, 3.75%, 1/28/20	United States	5,049,000	5,050,803	0.23
The Neiman Marcus Group Ltd. Inc., Other Term Loan, 4.25%, 10/25/20	United States	15,360,000	15,347,205	0.68
Party City Holdings Inc., 2014 Replacement Term Loan, 4.00%, 7/27/19	United States	6,737,041	6,722,307	0.30
			67,769,586	3.02
Systems Software
Blue Coat Systems Inc.,
Second Lien Loans, 9.50%, 6/28/20	United States	3,170,000	3,253,213	0.14
Term Loan, 4.00%, 5/31/19	United States	5,367,900	5,369,580	0.24
Vertafore Inc.,
New Term Loan, 4.25%, 10/03/19	United States	2,133,783	2,135,560	0.10
[b]Second Lien Term Loan, 9.75%, 10/27/17	United States	3,659,762	3,724,953	0.17
Websense Inc.,
[b]First Lien Term Loan, 4.50%, 6/25/20	United States	3,620,200	3,627,741	0.16
Second Lien Term Loan, 8.25%, 12/24/20	United States	4,981,290	5,016,573	0.22
			23,127,620	1.03
Technology Hardware, Storage & Peripherals
Dell International LLC, Term B Loan, 4.50%, 4/29/20	United States	14,697,971	14,663,270	0.65
Tires & Rubber
The Goodyear Tire & Rubber Co., Second Lien Term Loan, 4.75%, 4/30/19	United States	8,800,000	8,827,500	0.39
Trucking
[b]Global Tip Finance BV/Finance America LLC, Facility C Commitment, 6.50%,	United States	8,100,000	7,998,750	0.35
10/16/20
Hertz Corp., Tranche B-1 Term Loan, 3.75%, 3/11/18	United States	8,721,128	8,712,040	0.39
Swift Transportation Co. LLC, Tranche B-2 Term Loan, 4.00%, 12/21/17	United States	1,801,234	1,807,989	0.08
			18,518,779	0.82
Wireless Telecommunication Services
NTELOS Inc., Term B Advance, 5.75%, 11/11/19	United States	7,174,176	7,183,144	0.32
Total Senior Floating Rate Interests (Cost $1,940,212,465)			1,947,866,167	86.78
Asset-Backed Securities
Other Diversified Financial Services
[d]Apidos CDO, 2013-14A, C2, 144A, 4.85%, 4/15/25	United States	1,110,000	1,089,365	0.05
[a,d]Catamaran CLO Ltd., 2013-1A, C, 144A, FRN, 2.828%, 1/27/25	Cayman Islands	1,100,000	1,067,560	0.05
[a,d]Cent CLO LP, 2013-17A, D, 144A, FRN, 3.225%, 1/30/25	Cayman Islands	800,000	800,779	0.04
[d]Emerson Park CLO Ltd., 2013-1A, C2, 144A, 5.64%, 7/15/25	United States	1,100,000	1,106,985	0.05
[d]Highbridge Loan Management Ltd., 2013-2A, B2, 144A, 5.80%, 10/20/24	United States	1,190,000	1,218,679	0.05
[a,d]dING Investment Management CLO Ltd.,
2013-1A, B, 144A, FRN, 3.127%, 4/15/24	Cayman Islands	800,000	799,040	0.04
2013-1A, C, 144A, FRN, 3.727%, 4/15/24	Cayman Islands	800,000	775,040	0.03
2013-2A, B, 144A, FRN, 2.909%, 4/25/25	United States	800,000	791,500	0.03
Total Asset-Backed Securities (Cost $7,662,104)			7,648,948	0.34

Franklin Floating Rate Master Trust

Statement of Investments, April 30, 2014 (unaudited) (continued)
Total Investments before Short Term Investments (Cost $1,948,387,689)			1,956,098,265	87.15

Short Term Investments (Cost $374,818,143)
Repurchase Agreements
[e]Joint Repurchase Agreement, 0.038%, 5/01/14 (Maturity Value $374,818,539)	United States	374,818,143	374,818,143	16.70
BNP Paribas Securities Corp. (Maturity Value $44,123,638)
Credit Suisse Securities (USA) LLC (Maturity Value $44,123,638)
Deutsche Bank Securities Inc. (Maturity Value $150,890,700)
HSBC Securities (USA) Inc. (Maturity Value $92,658,891)
Merrill Lynch, Pierce, Fenner & Smith Inc. (Maturity Value $43,021,672)
Collateralized by U.S. Government Agency Securities, 0.00% - 6.25%, 6/11/14 -
7/15/32; U.S. Government Agency Securities, Strips, 6/01/17; [f]U.S. Treasury
Bills, 5/22/14 - 4/02/15; U.S. Treasury Bonds, 7.25% - 10.625%, 8/15/15 -
11/15/18; U.S. Treasury Notes, 0.25% - 4.875%, 1/31/15 - 3/31/19; and
U.S. Treasury Notes, Index Linked, 0.125% - 2.625%, 7/15/14 - 1/15/19
(valued at $382,373,921)
Total Investments (Cost $2,323,205,832)			2,330,916,408	103.85

Other Assets, less Liabilities			(86,459,053)	(3.85)
Net Assets			$2,244,457,355	100.00

* The principal amount is stated in U.S. dollars unless otherwise indicated.
† Rounds to less than 0.1% of net assets.
a The coupon rate shown represents the rate at period end.
b A portion or all of the security purchased on a delayed delivery basis.
c At April 30, 2014, pursuant to the Fund's policies and the requirements of applicable securities law, the Fund may be restricted from trading this security for a limited or extended period of time due to ownership limits and/or potential possession of material non-public information.
d Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At
April 30, 2014, the aggregate value of these securities was 7,648,948, representing 0.34% of net assets.
e Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At April 30, 2014, all repurchase agreements had been entered into on that date.
f The security is traded on a discount basis with no stated coupon rate.

ABBREVIATIONS

Selected Portfolio

CDO - Collateralized Debt Obligation
CLO - Collateralized Loan Obligation
FRN - Floating Rate Note

Franklin Floating Rate Master Trust

Notes to Statement of Investments (unaudited)

1. ORGANIZATION

The Franklin Floating Rate Master Trust (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end management investment company, consisting of one fund, the Franklin Floating Rate Master Series (Fund). The shares are exempt from registration under the Securities Act of 1933.

2. FINANCIAL INSTRUMENT VALUATION

The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share at the close of the New York Stock Exchange (NYSE), generally at 4 p.m. Eastern time (NYSE close) on each day the NYSE is open for trading. Under procedures approved by the Trust's Board of Trustees (the Board), the Fund’s administrator, investment manager and other affiliates have formed the Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Fund’s valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Debt securities generally trade in the OTC market rather than on a securities exchange. The Fund's pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Repurchase agreements are valued at cost, which approximates fair value.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

3. INCOME TAXES

At April 30, 2014, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$2,323,400,065

Unrealized appreciation	$11,005,740
Unrealized depreciation	(3,489,397)
Net unrealized appreciation (depreciation)	$7,516,343

4. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

· Level 1 – quoted prices in active markets for identical financial instruments

· Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)

· Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of April 30, 2014, in valuing the Fund’s assets carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Corporate Bonds	$-	$583,150	$-	$583,150
Senior Floating Rate Interests	-	1,947,605,378	260,789	1,947,866,167
Asset-Backed Securities	-	7,648,948	-	7,648,948
Short Term Investments	-	374,818,143	-	374,818,143
Total Investments in Securities	$-	$2,330,655,619	$260,789	$2,330,916,408

Other Financial Instruments
Unfunded Loan Commitments	$-	$26,278	$-	$-

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the end of the period.

5. SUBSEQUENT EVENTS

The Fund evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have occurred that require disclosure.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN FLOATING RATE MASTER TRUST

By /s/LAURA F. FERGERSON______

Laura F. Fergerson

Chief Executive Officer –

Finance and Administration

Date June 26, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/LAURA F. FERGERSON______

Laura F. Fergerson

Chief Executive Officer –

Finance and Administration

Date June 26, 2014

By /s/GASTON GARDEY_____________

Gaston Gardey

Chief Financial Officer and

Chief Accounting Officer

Date June 26, 2014